Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other current liabilities.
Summary of other current liabilities

	At June 30,	At December 31,
(Euro thousands)	2025	2024
Loan note	39,588	—
Due to related companies	29,154	23,504
Payroll and employee benefits payables	20,932	21,222
Accrued expenses	17,259	17,809
Tax payables	9,069	11,069
Customer advances	3,393	4,140
Warrant liabilities	545	1,223
Financing fund	—	51,874
Other	7,040	8,179
Total other current liabilities	126,980	139,020